Average Annual Total Returns			12 Months Ended	56 Months Ended
		Apr. 30, 2026	Dec. 31, 2025	Dec. 31, 2025
Morningstar® US Market Total Return Index (TR)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Morningstar® US Market Total Return Index (TR) (reflects no deduction for fees, expenses or taxes)(2)
Average Annual Return, Percent	[1]		17.35%	11.43%	[2]
Applied Finance Valuation Large Cap ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			20.42%	13.53%	[2]
Performance Inception Date		Apr. 29, 2021
Applied Finance Valuation Large Cap ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After-Taxes on Distributions
Average Annual Return, Percent			20.28%	13.35%	[2]
Applied Finance Valuation Large Cap ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After-Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			12.18%	10.79%	[2]
Applied Finance Valuation Large Cap ETF Class | Morningstar® US Large-Mid Cap Index (TR) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Morningstar® US Large-Mid Cap Index (TR) (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.71%	11.97%

[1]	The Morningstar® US Market Total Return Index (TR) is the Fund’s new broad-based securities market index. The Fund will continue to show performance for the Morningstar® US Large-Mid Cap Index (TR), the Fund’s previous broad-based securities market index. The Morningstar® US Market Total Return Index (TR) is a rule-based, float-weighted index that tracks the performance of the U.S. stock market, targeting 97% of the investable universe. It includes a broad spectrum of large-, mid-, and small-cap stocks, providing a comprehensive measure of the U.S. equity market. The index is reconstituted semiannually and rebalanced quarterly to ensure it accurately reflects the market’s composition.
[2]	The Fund commenced operations on April 29, 2021.